Capital Stock - PSU Measurement Inputs (Details) - PSUs	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	52.00%	49.00%	30.00%
Expected life	3 years	3 years	3 years
Risk-free interest rate (based on 3-year Treasury bonds)	1.40%	0.20%	1.40%